Operating Leases	6 Months Ended
Dec. 31, 2025
Operating Leases [Abstract]
OPERATING LEASES

17. OPERATING LEASES

The Company entered into operating lease agreements for office spaces including lease agreements with various expiration dates through 2025 to 2029. The Company determines the contract contains a lease at inception. The lease areas are physically distinct and explicitly specified in the contract. The lessors don’t have substantive substitution right to substitute the areas throughout the lease term. The Company has the right to direct the use of the areas from which to obtain substantially all of the economic benefits. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset. All of the Company’s office space leases are classified as operating leases. The lease agreements generally do not contain options to extend or terminate the lease. None of the amounts disclosed below for these leases contains variable payments, residual value guarantees or options that were recognized as part of the right-of-use assets and lease liabilities. As the Company’s leases did not provide an implicit discount rate, the Company adopted 4.65% as an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.

During the six-months ended December 31, 2025 and 2024, the lease cost included in the Company’s consolidation statements of operations and comprehensive loss are $376,211 and $263,020, respectively.

Supplemental cash flow information related to operating leases were as follows:

	For the six-months ended December 31,
	2025	2024
Operating lease expenses	$376,211	$289,770

Supplemental balance sheet information related to operating leases were as follows:

	As of
	December 31, 2025	June 30, 2025
Operating lease right-of-use assets, net	$2,321,463	$1,976,410

Operating lease liabilities, current	$814,707	$613,447
Operating lease liabilities, non-current	1,884,527	1,719,509
Total operating lease liabilities	$2,699,234	$2,332,956

Weighted average remaining lease term of operating leases (years)	3.11	4.07
Weighted average discount rate of operating leases	4.34%	4.65%

The Company’s maturity analysis of operating lease liabilities as of December 31, 2025 is as follows:

Operating
Leases
By December 31, 2026	$916,240
By December 31, 2027	917,595
By December 31, 2028	938,612
By December 31, 2029	122,672
Total lease payment	2,895,119
Less: imputed interest	(195,885)
Present value of operating lease liabilities	2,699,234
Less: current obligation	(814,707)
Long-term obligation at December 31, 2025	$1,884,527